Fair Value Measurements - Schedule of Company's Financial Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Company's Financial Assets and Liabilities [Line Items]
SPAC Private Placement Warrant liability	$ 367,935	$ 840,994
2025 Investor Warrant liability	2,958,889
Convertible note option liability		60,000
Earn-out share liability	2,040,000	15,560,000
Total	5,366,824	16,460,994
Level 1 [Member]
Schedule of Company's Financial Assets and Liabilities [Line Items]
SPAC Private Placement Warrant liability
Convertible note option liability
Earn-out share liability
Total
Level 2 [Member]
Schedule of Company's Financial Assets and Liabilities [Line Items]
SPAC Private Placement Warrant liability	367,935	840,994
Convertible note option liability
Earn-out share liability
Total	367,935	840,994
Level 3 [Member]
Schedule of Company's Financial Assets and Liabilities [Line Items]
SPAC Private Placement Warrant liability
2025 Investor Warrant liability	2,958,889
Convertible note option liability		60,000
Earn-out share liability	2,040,000	15,560,000
Total	$ 4,998,889	$ 15,620,000